Note 21 - Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 63,863	$ 42,644
Cash and cash equivalents	17,633	16,169
Other current assets	46,230	26,475
Investments in non-consolidated companies and other investments	6,312	4,350
Property, plant and equipment, net	218,567	136,167
Non-current assets	19,941	17,109
Segment reporting, Total assets	308,683	200,270
Exploration and Production [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,473	3,636
Cash and cash equivalents	0	0
Other current assets	3,473	3,636
Investments in non-consolidated companies and other investments	296	285
Property, plant and equipment, net	129,913	70,098
Non-current assets	3,511	3,577
Segment reporting, Total assets	137,193	77,596
Refining, Transportation & Marketing [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	16,305	14,810
Cash and cash equivalents	0	0
Other current assets	16,305	14,810
Investments in non-consolidated companies and other investments	3,056	1,635
Property, plant and equipment, net	46,844	31,508
Non-current assets	3,282	2,016
Segment reporting, Total assets	69,487	49,969
Gas & Power [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,904	2,971
Cash and cash equivalents	0	0
Other current assets	2,904	2,971
Investments in non-consolidated companies and other investments	813	761
Property, plant and equipment, net	24,725	20,196
Non-current assets	1,465	1,433
Segment reporting, Total assets	29,907	25,361
International [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,279	2,737
Cash and cash equivalents	0	0
Other current assets	3,279	2,737
Investments in non-consolidated companies and other investments	1,078	1,318
Property, plant and equipment, net	9,519	9,375
Non-current assets	2,294	1,484
Segment reporting, Total assets	16,170	14,914
Distribution [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,196	3,270
Cash and cash equivalents	0	0
Other current assets	4,196	3,270
Investments in non-consolidated companies and other investments	257	221
Property, plant and equipment, net	2,730	2,342
Non-current assets	346	294
Segment reporting, Total assets	7,529	6,127
Corporate [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	39,016	19,948
Cash and cash equivalents	17,633	16,169
Other current assets	21,383	3,779
Investments in non-consolidated companies and other investments	812	130
Property, plant and equipment, net	4,836	2,653
Non-current assets	9,043	8,467
Segment reporting, Total assets	53,707	31,198
Eliminations [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(5,310)	(4,728)
Cash and cash equivalents	0	0
Other current assets	(5,310)	(4,728)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	(5)
Non-current assets	0	(162)
Segment reporting, Total assets	$ (5,310)	$ (4,895)